Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE FLOATING RATE FUND, INC.
Entity Central Index Key	0001520245
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000103068
Shareholder Report [Line Items]
Fund Name	Floating Rate Fund
Class Name	Investor Class
Trading Symbol	PRFRX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Floating Rate Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Fund - Investor Class	$39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
AssetsNet	$ 4,244,492,000
Holdings Count | Holding	345
InvestmentCompanyPortfolioTurnover	32.50%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,244,492
Number of Portfolio Holdings	345

Holdings [Text Block]
Bank Loans	86.4%
Corporate Bonds	8.2
Preferred Stocks	0.2
Convertible Preferred Stocks	0.1
Asset-Backed Securities	0.0
Short-Term and Other	5.1

Largest Holdings [Text Block]
Applied Systems	2.3%
Alera Group	2.1
Cloud Software Group	1.7
Asurion	1.7
CRC Insurance Group	1.7
Ellucian Holdings	1.6
HUB International	1.6
TransDigm	1.5
Epicor Software	1.5
X	1.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000103069
Shareholder Report [Line Items]
Fund Name	Floating Rate Fund
Class Name	Advisor Class
Trading Symbol	PAFRX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Floating Rate Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Fund - Advisor Class	$49	0.97%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%
AssetsNet	$ 4,244,492,000
Holdings Count | Holding	345
InvestmentCompanyPortfolioTurnover	32.50%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,244,492
Number of Portfolio Holdings	345

Holdings [Text Block]
Bank Loans	86.4%
Corporate Bonds	8.2
Preferred Stocks	0.2
Convertible Preferred Stocks	0.1
Asset-Backed Securities	0.0
Short-Term and Other	5.1

Largest Holdings [Text Block]
Applied Systems	2.3%
Alera Group	2.1
Cloud Software Group	1.7
Asurion	1.7
CRC Insurance Group	1.7
Ellucian Holdings	1.6
HUB International	1.6
TransDigm	1.5
Epicor Software	1.5
X	1.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000177200
Shareholder Report [Line Items]
Fund Name	Floating Rate Fund
Class Name	I Class
Trading Symbol	TFAIX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Floating Rate Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Fund - I Class	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
AssetsNet	$ 4,244,492,000
Holdings Count | Holding	345
InvestmentCompanyPortfolioTurnover	32.50%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,244,492
Number of Portfolio Holdings	345

Holdings [Text Block]
Bank Loans	86.4%
Corporate Bonds	8.2
Preferred Stocks	0.2
Convertible Preferred Stocks	0.1
Asset-Backed Securities	0.0
Short-Term and Other	5.1

Largest Holdings [Text Block]
Applied Systems	2.3%
Alera Group	2.1
Cloud Software Group	1.7
Asurion	1.7
CRC Insurance Group	1.7
Ellucian Holdings	1.6
HUB International	1.6
TransDigm	1.5
Epicor Software	1.5
X	1.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000219333
Shareholder Report [Line Items]
Fund Name	Floating Rate Fund
Class Name	Z Class
Trading Symbol	TRIZX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Floating Rate Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Fund - Z Class	$1	0.02%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
AssetsNet	$ 4,244,492,000
Holdings Count | Holding	345
InvestmentCompanyPortfolioTurnover	32.50%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,244,492
Number of Portfolio Holdings	345

Holdings [Text Block]
Bank Loans	86.4%
Corporate Bonds	8.2
Preferred Stocks	0.2
Convertible Preferred Stocks	0.1
Asset-Backed Securities	0.0
Short-Term and Other	5.1

Largest Holdings [Text Block]
Applied Systems	2.3%
Alera Group	2.1
Cloud Software Group	1.7
Asurion	1.7
CRC Insurance Group	1.7
Ellucian Holdings	1.6
HUB International	1.6
TransDigm	1.5
Epicor Software	1.5
X	1.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless